Property And Equipment (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property And Equipment [Abstract]
Depreciation expense	$ 88,068	$ 80,538	$ 74,777